Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of inventories [Line Items]
Inventories	$ 19,193	$ 19,193	$ 10,173
European Union Allowance (EUA) payables
Disclosure of inventories [Line Items]
Inventories	12,062		201
Lubricants
Disclosure of inventories [Line Items]
Inventories	6,726		6,478
Bunkers
Disclosure of inventories [Line Items]
Inventories	80		3,139
Other
Disclosure of inventories [Line Items]
Inventories	$ 325		$ 355